TruStage® ZoneChoice Annuity
Issued by:
MEMBERS Life Insurance Company
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
DATED MAY 1, 2026
This Updating Summary Prospectus summarizes key features of the TruStage® ZoneChoice Annuity, an individual or joint owned, single purchase payment deferred index-linked annuity contract. This prospectus also provides a summary of any Contract features that have changed.
The prospectus for the Contract contains more information about the Contract’s features, benefits, and risks. You can find this document and other information about the Contract online at https://
www.trustage.com/regulatory-documents. You can also obtain this information at no cost by calling
1-800-798-5500 or by emailing AnnuityAndPRTManagersMail@trustage.com.
Additional information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

APPENDIX - ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT	A-1

GLOSSARY

Accumulation Period. The period of time that begins on the Contract Issue Date stated on the Data
Page and ends on the Income Payout Date or the date this Contract is terminated if earlier.
Allocation Options. All available options under the Contract for allocating your Purchase Payment and
Contract Value.
Annual Free Withdrawal Amount. The amount that can be withdrawn each Contract Year without incurring a Surrender Charge or Interest Adjustment.  It is equal to 10% of the Contract Value determined at the beginning of each Contract Year.
Authorized Request. A request in Good Order and signed and dated by all Owners, including without limitation a request to: transfer value, change a party to the Contract, change the Income Payout Date, or make a partial withdrawal or full surrender of the Contract. An Authorized Request may also include a phone, fax, or electronic request for specific transactions.
Buffer.  The maximum amount of negative interest assumed by the Company for an Interest Term, and any additional negative interest will be credited to the Risk Control Account.
Business Day. Any day that the New York Stock Exchange is open for trading. All requests for transactions that are received at our Administrative Office in Good Order on any Business Day prior to market close, generally 4:00 P.M. Eastern Time, will be processed as of the end of that Business Day.
Cap Rate. The maximum amount of interest the Company will credit to the Risk Control Account for an
Interest Term.
Company. MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.
Contract. The TruStage® ZoneChoice Annuity, an individual or joint owned, single premium deferred annuity contract with index-linked interest options issued by MEMBERS Life Insurance Company.
Contract Anniversary. The same day and month as the Contract Issue Date for each year the Contract remains in force.
Contract Issue Date. The day your Contract is issued. This date will be used to determine Contract
Years and Contract Anniversaries.
Contract Value. The total value of your Contract during the Accumulation Period. All values are calculated as of the end of a Business Day.
Contract Year. Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and ending one day before the next Contract Anniversary.
Crediting Base. The amount used to calculate the Risk Control Account Value. It is equal to the amount allocated to a Risk Control Account at the start of the Interest Term, reduced proportionally for any withdrawals and Flex Transfers.
Crediting Strategy. The method by which interest is calculated for an Allocation Option during the
Interest Term.
Data Page. Pages attached to your Contract that describe certain terms applicable to your specific
Contract.
Death Benefit. The amount the Beneficiary is entitled to upon the death of an Owner who is a natural person or the death of an Annuitant if the Owner is a non-natural person.
Declared Interest Rate. The effective annual rate of interest credited to the Declared Rate Account. The
Declared Interest Rate will never be lower than the Minimum Interest Rate.

Declared Rate Account. An Allocation Option to which we credit a fixed annual rate of interest referred to as the Declared Interest Rate.
Equity Adjustment. Used to calculate the Risk Control Account Value during the Interest Term. This adjustment (increase or decrease) will be applied to any distribution prior to the end of an Interest Term, including a partial withdrawal, Flex Transfer, a full surrender of the Contract, the Death Benefit, or the
Contract Value applied to an Income Payout Option. Reflects the value of derivative instruments that hedge market risks associated with the Risk Control Accounts. The Equity Adjustment is calculated separately for each Risk Control Account at the end of each Business Day except the last day of an
Interest Term. The Equity Adjustment varies based on the Crediting Strategy. The Equity Adjustment does not apply to Contract Value in the Declared Rate Account.
Flex Transfer. The voluntary transfer of some or all of the value in any Risk Control Account to the
Declared Rate Account prior to the end of the Interest Term. Flex Transfers are available for Contracts issued after May 25, 2023.
Floor.  The maximum amount of negative interest for an Interest Term used to determine the Adjusted
Index Return that may be credited to the Risk Control Account for an Interest Term.
Good Order. A request or transaction generally is considered in “Good Order” if we receive it at our
Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information and supporting legal documentation necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. This information and documentation necessary for a transaction or instruction generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to the Purchase
Payment, Good Order also generally includes receipt by us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial professional before submitting the form or request.
Income Payout Date. The date the first income payment is paid from the Contract to the Owner.
Index, Indices. The reference index (or indices) that is a benchmark designed to track the performance of a portfolio of securities and is used to determine the Index Return, Adjusted Index Return, and Equity
Adjustment for a Crediting Strategy.
Index Return. The percentage change in the reference Index from the beginning of the Interest Term to the end of the Interest Term.
Interest Adjustment. An adjustment (increase or decrease) that may be applied to any withdrawal, surrender, or distribution from the Contract (including Death Benefit or Contract Value applied to an
Income Payout Option) prior to the end of the six-year rolling period beginning on the Contract Issue
Date. The Interest Adjustment reflects the change in the value of the investments that support the guarantees under the Contract. Rates used in determining the Interest Adjustment are reset every sixth
Contract Anniversary. The Interest Adjustment will always apply for the six-year rolling period beginning on the Contract Issue Date even if the Allocation Options elected have an Interest Term of less than six years. The Interest Adjustment does not apply to transfers (including Flex Transfers) or to the Annual Free
Withdrawal Amount.
Interest Term. The period for which interest is calculated for an Allocation Option. The Interest Term may vary by Allocation Option. Interest Terms will start and end on a Contract Anniversary, unless otherwise specified.
Internal Revenue Code (IRC). The Internal Revenue Code of 1986, as amended.

Minimum Interest Rate. The minimum effective annual rate of interest we will credit to the Declared Rate
Account.
Owner (Joint Owner). The person(s) or entity who own(s) the Contract and has (have) all rights under the Contract. Unless owned by a non-natural person, the Owner is also the person(s) whose death determines the Death Benefit. The Owner is also referred to as “you” or “your”.
Participation Rate. The percentage that may be applied to an Index Return to determine the Adjusted
Index Return. If the Participation Rate is less than 100%, it will limit the amount of interest credited by the
Company to the Risk Control Account..
Purchase Payment. The amount paid to us, by or on behalf of an Owner, that is used to establish the annuity on the Contract Issue Date. We do not allow any additional Purchase Payments.
Risk Control Account. An Allocation Option to which we credit interest based in part on the performance of an Index, subject to the Crediting Strategy.
Risk Control Account Value. The portion of the Contract Value in a Risk Control Account.
SEC. The U.S. Securities and Exchange Commission.
Surrender Charge. The charge associated with surrendering either some or all of the Contract Value.

UPDATED INFORMATION ABOUT YOUR CONTRACT

Below is a summary of certain Contract features that have changed since the prospectus dated May 1,
2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
•None

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE™ ZONECHOICE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your Contract or take a withdrawal
during the first six Contract Years, you may pay a Surrender
Charge on the amount withdrawn in excess of the Annual
Free Withdrawal Amount.
•For Contracts issued on or before May 25, 2023, the
Surrender Charge is up to 9%. For example, if you were
to surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $8,100 on a
$100,000 investment.
•For Contracts issued after May 25, 2023, the Surrender
Charge is up to 8%. For example, if you were to
surrender your Contract during the first Contract Year,
you could pay a surrender charge of up to $7,200 on a
$100,000 investment.
Your loss will be greater if there is a negative Interest
Adjustment, negative Equity Adjustment, income taxes, or an
additional tax.
If you surrender your Contract or take a withdrawal from any
Allocation Option on any day other than every sixth Contract
Anniversary, we will apply an Interest Adjustment (which may be positive or negative) to the amount being withdrawn that is in excess of the Annual Free Withdrawal Amount.
If you surrender your Contract or take a withdrawal from a
Risk Control Account before the expiration of an Interest
Term, we will apply an Equity Adjustment (which may reflect a positive or negative return) to the amount being withdrawn
and will reduce the Crediting Base proportionally.
A negative Equity Adjustment or negative Interest Adjustment could result in the loss of your principal and previously
credited interest, regardless of the Allocation Option to which you allocated Contract Value. In extreme circumstances,
such losses could be as high as 100% of your Contract Value
($100,000 of a $100,000 investment).
Fee Table Charges and Adjustments
Are There Transaction Charges?	No.

Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap Rate or Participation
Rate limits your participation in Index gains.
This means your returns may be lower than the Index's
returns; however, in exchange for accepting limits on Index
gains, you receive some protection from Index losses through the Floors and Buffers.
Please refer to your Data Page for information about the
specific implicit fees you will pay each year based on the
options you have elected.
Fee Table Charges and Adjustments
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance.
There is a risk of loss of principal and previously credited interest of up to the Floor (a maximum loss of 10% with a
Floor of -10%) each Interest Term due to negative Index
performance.
There is a risk of loss of principal and previously credited interest of up to the amount of any negative Index
performance that exceeds the Buffer (a maximum loss of
90% with a Buffer of -10%) each Interest Term due to
negative Index performance.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
Principal Risks of Investing in the Contract

Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an Interest Adjustment (which may be positive or
negative), an Equity Adjustment (which may be positive or
negative), and federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also
reduce the Death Benefit and Contract Values, perhaps by
significantly more than the amount of the withdrawal.
At least two weeks before the end of an Interest Term, you
will be notified of the available Allocation Options to which you may transfer maturing Contract Value. The new
Allocation Options may have different Interest Terms and
Crediting Strategies than what was previously available. If we do not receive transfer instructions by Authorized Request at least one Business Day before the end of the current Interest
Term, we will apply the maturing Contract Value to a new
Interest Term of the same Allocation Option. If the same
Allocation Option is not available, we will apply the value to the Declared Rate Account. Values applied to the Declared
Rate Account may earn a lower return than they would have
earned in the discontinued Risk Control Account.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters
What Are the Risks Associated with the Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the Allocation Options available under the
Contract. Each Allocation Option, including the Risk Control
Accounts and the Declared Rate Account, has its own unique
risks. You should review the Allocation Options carefully
before making an investment decision.
The Cap Rate and Participation Rate may limit positive Index returns. For example, if the Index performance is 12%, and
the Cap Rate is 4%, we will credit 4% in interest at the end of the Interest Term. If the Index Return is 15% and the
Participation Rate is 10%, the Company will credit 1.50%
(i.e., 15% x 10%). You may earn less than the Index
performance as a result.
The Floor and Buffer will limit negative Index performance
and thereby provide limited protection in the case of a market decline. For example, if the Index performance is -25% and
the Floor is -10%, we will credit -10% at the end of the
Interest Term. If the Index performance is -25% and the
Buffer is -10%, we will credit -15% at the end of the Interest
Term.
Except for the Barclays Risk Balanced, each Index
associated with the Risk Control Accounts is a "price return index," which means the Index performance does not include
dividends paid on the securities comprising the Index. This
will reduce Index performance and will cause the Index to
underperform a direct investment in the underlying securities.
The Barclays Risk Balanced Index reinvests dividends but
deducts certain fees. These deductions will reduce Index
performance, and the Index will underperform similar
portfolios from which these fees and costs are not deducted.
Principal Risks of Investing in the Contract Risk Control Account Options Appendix A

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Declared
Rate Account and the Risk Control Accounts), guarantees
(such as the Death Benefit), or benefits are subject to the
Company's claims-paying ability. More information about the
Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features.
The availability of Allocation Options, Contract benefits, and other Contract features described in this Prospectus may
vary by state and depending on the broker-dealer through
which the Contract is sold.
Appendix B

Allocations. Each Allocation Option is available on the
Contract Issue Date and at the end of the Interest Term. For
example, after the Contract Issue Date, an Allocation Option with a one-year Interest Term is available every Contract
Anniversary, whereas an Allocation Option with a six-year
Interest Term is available every sixth Contract Anniversary. If we add an Allocation Option, you will not be able to allocate your Contract Value to the new Allocation Option until the
start of the next available Interest Term for that Allocation
Option. Additionally, the six-year Interest Term is unavailable as a reallocation option if the Income Payout Date is less
than six years from the start of the Interest Term.
Allocating Your Purchase Payment

Changes to Investment Options and Features. We may
set a new Cap Rate or Participation Rate for a subsequent
Interest Term. We will notify you of any new rates at least two weeks before the end of the current Interest Term.
During the life of your Contract, the Declared Rate
Account and a Risk Control Account with a 0% Floor will
always be available. Otherwise, we may add, change, or
discontinue Allocation Options and Indices from time to
time. The remaining Allocation Options may have terms
that are unacceptable to you and may not provide any
protection from Index losses, which could result in the
loss of the entire amount of your Contract Value.
If there is a delay between the date we remove an Index for a
Risk Control Account and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to
calculate the index interest.
We may change, discontinue, or establish restrictions on Flex
Transfers, including limitations on the number, frequency, or amount of Flex Transfers, at any time.
Risk Control Account Options

Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The
Equity Adjustment, Interest Adjustment, and Surrender
Charge may apply.
Benefits Available under the Contract
TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges
A-1

APPENDIX: ALLOCATION OPTIONS AVAILABLE UNDER THE CONTRACT

During the Accumulation Period, if you surrender or withdraw your Contract Value from any
Allocation Option on any day other than every sixth Contract Anniversary, we will apply an
Interest Adjustment (which may be positive or negative). This may result in a significant reduction in your Contract Value.
Risk Control Account Options
The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Cap Rates), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Cap Rates. Information about current
Cap Rates is available at https://www.trustage.com/zonechoice-annuity-rates.
During the Accumulation Period, if you surrender, withdraw, or make a Flex Transfer from a Risk
Control Account before the end of an Interest Term, we will apply an Equity Adjustment (which may be positive or negative). This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Interest Term.

ALLOCATION OPTIONS FOR CONTRACTS ISSUED ON OR BEFORE MAY 25, 2023
Risk Control Account Crediting Strategy: Floor with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Participation Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
A-2

S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10%	Minimum Participation Rate: 10%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Buffer: -10%	Minimum Participation Rate: 10%

ALLOCATION OPTIONS FOR CONTRACTS ISSUED AFTER MAY 25, 2023
Risk Control Account Crediting Strategy: Floor with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	1-Year	Floor: 0% to -10% in 1% increments	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Cap Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	1-Year	Buffer: -10%	Minimum Cap Rate: 1%
A-3

Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	1-Year	Buffer: -10%	Minimum Cap Rate: 1%
Risk Control Account Crediting Strategy: Buffer with Participation Rate
Index	Type of Index	Crediting Period	Limit on Index Loss (if held to the end of the Crediting Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Index(1)	Stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
Dimensional US Small Cap Value Systematic Index(1)	Stock market index that invests within the smallest 8% of the US market down to $100 million in market capitalization with relative prices in the lowest 40% when ranked by price to book.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
Barclays Risk Balanced Index(1)	Allocates between equities and fixed income using the principles of Modern Portfolio Theory, which seeks to maximize the expected return based on a given level of market risk.	6-Year	Buffer: -10% and -20%	Minimum Participation Rate: 10%
(1)Except for the Barclays Risk Balanced, the performance of each Index associated with the Risk
Control Accounts does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities. The Barclays Risk Balanced Index reinvests dividends but deducts a fee of 0.5% for the equity exposure, and 0.2% per year for the treasury exposure, and a cost equal to SOFR plus 0.1145% for the equity component. Therefore, the aggregate fee will depend on the Index's relative allocations to the equity and treasury components from time to time, which are determined by the volatility control mechanism. SOFR refers to the Secured Overnight Financing
Rate, which was 3.87% as of December 31, 2025. The New York Fed publishes the SOFR on its website each Business Day. These deductions will reduce Index performance, and the Index will underperform similar portfolios from which these fees and costs are not deducted.
(2)We credit interest to each Risk Control Account at the end of each Interest Term by comparing the change in the Index from the first day of the Interest Term to the last day of the Interest Term.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Interest Term.
Rebalancing among Risk Control Accounts occurs on each Risk Control Account Maturity Date (the last day of each one- or six-year Risk Control Account Period). No additional values can be transferred, and no additional Purchase Payments can be allocated, to a Risk Control Account until the Risk Control Account Maturity Date. Moreover, withdrawals and surrenders from a Risk Control
A-4
Account on any day other than its Risk Control Account Maturity Date will be subject to the Equity
Adjustment and Interest Adjustment.
The Floor and Buffer for an Allocation Option will not change during the life of your Contract unless the
Allocation Option is discontinued. During the life of your Contract, an Allocation Option with a Floor of 0%
will always be available. Otherwise, we may add, change, or discontinue Allocation Options and
Indices from time to time. The remaining Allocation Options may have terms that are unacceptable to you and may not provide any protection from Index losses, which could result in the loss of the entire amount of your Contract Value. We may not always make available Allocation Options with
Buffers, however, if one is available, a Buffer of -10% or more will be available.
Declared Rate Account
The following is a list of Declared Rate Account Options currently available under the Contract. We may change the features of the Declared Rate Account Options listed below, offer new Declared Rate Account
Options, and terminate existing Declared Rate Account Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Declared Rate Account	1 year	0.15%(1)
(1)  The Minimum Guaranteed Interest Rate is set on the Contract Issue Date and every sixth Contract
Anniversary based on the calendar quarter in which the Issue Date or Contract Anniversary falls.
The availability of Allocation Options may vary by state and depending on the broker-dealer through which the Contract is sold.
This Updating Summary Prospectus incorporates by reference the Prospectus and Statement of
Additional Information for the Contract, both dated May 1, 2026, as supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000261255